Aug. 18, 2023
First Trust Merger Arbitrage ETF

1.       Notwithstanding anything to the contrary in the Fund’s prospectus or summary prospectus, effective as of the date set forth above, the table entitled “Average Annual Total Returns for the Periods Ended December 31, 2021” set forth in the section entitled “Annual Total Return” set forth in the Fund’s prospectus and summary prospectus is hereby deleted and replaced with the following:

Average Annual Total Returns for the Periods Ended December 31, 2021

	1 Year	Since Inception	Inception Date
Return Before Taxes	0.56%	-0.92%	2/4/2020
Return After Taxes on Distributions	0.56%	-0.92%
Return After Taxes on Distributions and Sale of Fund Shares	0.33%	-0.70%
Credit Suisse Merger Arbitrage Liquid Index (reflects no deduction for fees, expenses or taxes)(1)	6.19%	4.32%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	28.71%	23.35%
(1)	Effective as of August 1, 2023, the Credit Suisse Merger Arbitrage Liquid Index replaced the Hedge Fund Research Merger Arbitrage Index, which is no longer available for use by the Fund.